UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end:  April 30

Date of reporting period: January 31, 2007

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

January 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited)

January 31, 2007

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 84.2%
Aerospace & Defense — 1.4%
$1,555,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,555,000
4,200,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	4,567,500
	DRS Technologies Inc., Senior Subordinated Notes:
1,535,000	6.625% due 2/1/16	1,527,325
3,350,000	7.625% due 2/1/18	3,425,375
106,119	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (a)(b)	0
5,500,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	5,699,375
	Total Aerospace & Defense	16,774,575
Airlines — 1.0%
	Continental Airlines Inc.:
770,000	Notes, 8.750% due 12/1/11	775,775
	Pass-Through Certificates:
373,027	Series 1998-1, Class C, 6.541% due 9/15/08	371,395
1,299,217	Series 2000-2, Class C, 8.312% due 10/2/12	1,313,021
	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1:
1,395,954	6.619% due 3/18/11 (c)	1,396,827
6,135,000	7.111% due 9/18/11 (c)	6,200,185
2,135,000	7.711% due 9/18/11 (c)	2,117,653
	Total Airlines	12,174,856
Auto Components — 1.1%
3,335,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	3,309,988
	TRW Automotive Inc.:
1,439,000	Senior Notes, 9.375% due 2/15/13	1,546,925
150,000	Senior Subordinated Notes, 11.000% due 2/15/13	165,000
	Visteon Corp., Senior Notes:
4,535,000	8.250% due 8/1/10	4,557,675
3,670,000	7.000% due 3/10/14	3,247,950
	Total Auto Components	12,827,538
Automobiles — 2.3%
	Ford Motor Co.:
	Debentures:
1,880,000	8.875% due 1/15/22	1,706,100
1,150,000	8.900% due 1/15/32	1,035,000
20,255,000	Notes, 7.450% due 7/16/31	16,533,144
	General Motors Corp.:
5,320,000	Notes, 7.200% due 1/15/11 (d)	5,200,300
2,375,000	Senior Debentures, 8.250% due 7/15/23 (d)	2,262,187
	Total Automobiles	26,736,731
Building Products — 1.5%
6,960,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 12.785% due 3/1/14	5,133,000
2,130,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	2,273,775
1,750,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,745,625
11,025,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.457% due 3/1/14 (d)	8,158,500
	Total Building Products	17,310,900
Capital Markets — 0.6%
3,304,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,667,440

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Capital Markets — 0.6% (continued)
$3,000,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	$3,127,500
	Total Capital Markets	6,794,940
Chemicals — 2.7%
2,800,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 9/18/11 (a)(b)(c)	42,000
715,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	697,125
3,500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,727,500
5,260,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (e)	5,233,700
2,390,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (e)	2,473,650
	Lyondell Chemical Co.:
	Senior Notes:
1,400,000	8.000% due 9/15/14	1,463,000
1,155,000	8.250% due 9/15/16	1,230,075
	Senior Secured Notes:
1,300,000	11.125% due 7/15/12	1,405,625
100,000	10.500% due 6/1/13	110,875
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,367,125
3,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	3,709,750
4,475,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (e)	4,340,750
2,251,000	Rhodia SA, Senior Notes, 10.250% due 6/1/10	2,577,395
1,255,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,236,175
	Total Chemicals	31,614,745
Commercial Banks — 0.6%
440,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (e)(f)	442,453
1,154,000	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (e)(f)	1,148,411
2,650,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (e)	2,765,275
2,785,000	TuranAlem Finance BV, 8.250% due 1/22/37 (e)	2,826,775
	Total Commercial Banks	7,182,914
Commercial Services & Supplies — 2.6%
630,000	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (e)	655,200
2,100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,163,000
	Allied Waste North America Inc., Senior Notes, Series B:
250,000	8.500% due 12/1/08	261,875
757,000	9.250% due 9/1/12	805,259
5,885,000	7.375% due 4/15/14	5,899,712
1,050,000	7.250% due 3/15/15	1,056,563
	Aramark Corp., Senior Notes:
2,690,000	8.500% due 2/1/15 (e)	2,767,337
650,000	8.860% due 2/1/15 (e)(f)	666,250
3,200,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12 (d)	3,522,080
4,495,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	4,742,225
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,191,250
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,605,000
3,000,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (e)	3,150,000
	Total Commercial Services & Supplies	30,485,751
Communications Equipment — 0.5%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	5,581,500

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Consumer Finance — 3.7%
	Ford Motor Credit Co.:
	Notes:
$3,075,000	7.875% due 6/15/10	$3,122,426
3,320,000	7.000% due 10/1/13	3,171,244
	Senior Notes:
4,248,000	10.610% due 6/15/11 (e)(f)	4,623,417
1,950,000	9.875% due 8/10/11	2,089,745
1,210,000	8.110% due 1/13/12 (f)	1,216,447
2,490,000	8.000% due 12/15/16	2,448,952
	General Motors Acceptance Corp.:
17,300,000	Bonds, 8.000% due 11/1/31 (d)	19,528,897
6,890,000	Notes, 6.875% due 8/28/12 (d)	7,010,258
	Total Consumer Finance	43,211,386
Containers & Packaging — 2.0%
4,960,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	5,133,600
4,470,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	4,760,550
3,750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	4,003,125
	Owens-Brockway Glass Container Inc., Senior Secured Notes:
1,050,000	8.875% due 2/15/09	1,078,875
4,349,000	8.750% due 11/15/12	4,620,813
1,490,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	1,564,500
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	17,281
2,355,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	2,378,550
	Total Containers & Packaging	23,557,294
Diversified Consumer Services — 0.4%
	Education Management LLC/Education Management Corp.:
1,965,000	8.750% due 6/1/14	2,073,075
290,000	10.250% due 6/1/16	313,200
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	672,750
1,200,000	Senior Notes, 7.625% due 10/1/18	1,266,000
	Total Diversified Consumer Services	4,325,025
Diversified Financial Services — 2.3%
4,060,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (e)	4,212,250
2,110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (e)	2,107,362
	CitiSteel USA Inc., Senior Secured Notes:
1,255,000	12.949% due 9/1/10 (f)	1,302,063
870,000	15.000% due 10/1/10 (e)(g)	1,030,950
135,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (e)	141,075
3,025,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (e)	3,089,281
2,055,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	1,972,800
1,360,000	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	1,423,512
1,460,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,540,300
2,055,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,260,500
4,130,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.967% due 10/1/15	3,334,975
4,425,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,552,219
	Total Diversified Financial Services	26,967,287

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face Amount†	Security		Value
Diversified Telecommunication Services — 6.7%
$3,770,000	Axtel SA de CV, Senior Notes, 7.625% due 2/1/17 (e)		$3,787,304
	Cincinnati Bell Inc.:
3,240,000	Senior Notes, 7.000% due 2/15/15		3,256,200
1,040,000	Senior Subordinated Notes, 8.375% due 1/15/14		1,071,200
1,260,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28		1,146,600
	Citizens Communications Co., Senior Notes:
1,585,000	7.875% due 1/15/27 (e)		1,612,738
2,055,000	9.000% due 8/15/31		2,224,537
	Hawaiian Telcom Communications Inc.:
175,000	Senior Notes, Series B, 10.889% due 5/1/13 (f)		180,688
6,121,000	Senior Subordinated Notes, Series B, 12.500% due 5/1/15		6,687,192
2,725,000	Inmarsat Finance PLC, 7.625% due 6/30/12		2,827,187
	Intelsat Bermuda Ltd., Senior Notes:
1,485,000	8.872% due 1/15/15 (e)(f)		1,518,413
4,315,000	9.250% due 6/15/16 (e)		4,757,287
6,440,000	11.250% due 6/15/16 (e)		7,309,400
490,000	Intelsat Ltd., Notes, 7.625% due 4/15/12		474,688
1,915,000	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10		2,072,987
	Level 3 Financing Inc., Senior Notes:
1,275,000	11.800% due 3/15/11 (f)		1,357,875
1,320,000	9.250% due 11/1/14 (e)		1,356,300
2,820,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (e)		3,045,600
	NTL Cable PLC, Senior Notes:
140,000	8.750% due 4/15/14 (d)		145,950
4,220,000	9.125% due 8/15/16 (d)		4,483,750
1,355,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14		1,466,788
	Qwest Communications International Inc., Senior Notes:
365,000	7.500% due 2/15/14		378,688
900,000	Series B, 7.500% due 2/15/14		933,750
	Qwest Corp.:
3,878,000	Debentures, 6.875% due 9/15/33		3,703,490
7,325,000	Notes, 8.875% due 3/15/12		8,167,375
3,640,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27		3,706,776
4,770,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (e)		4,507,650
6,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	542,018
610,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (e)		706,075
5,110,000	Windstream Corp., 8.625% due 8/1/16		5,601,837
	Total Diversified Telecommunication Services		79,030,343
Electric Utilities — 0.7%
	Enersis SA:
1,295,000	Bonds, 7.375% due 1/15/14		1,391,514
487,000	Notes, 7.400% due 12/1/16		535,321
1,665,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11		1,810,687
1,106,110	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16		1,217,413
2,570,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10		2,961,925
	Total Electric Utilities		7,916,860
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
795,000	Senior Notes, 9.500% due 10/15/15 (e)		825,806
2,420,000	Senior Secured Bond, 7.875% due 10/15/14 (e)		2,510,750
	Total Electronic Equipment & Instruments		3,336,556

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face
Amount†	Security	Value
Energy Equipment & Services — 0.9%
$3,115,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (e)	$3,169,513
1,605,000	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (d)(e)(f)	1,621,050
650,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	659,750
3,175,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	3,397,250
1,210,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,234,200
400,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	464,978
	Total Energy Equipment & Services	10,546,741
Food Products — 0.4%
	Dole Food Co. Inc.:
1,600,000	Debentures, 8.750% due 7/15/13	1,584,000
	Senior Notes:
2,065,000	7.250% due 6/15/10	2,005,631
1,050,000	8.875% due 3/15/11	1,050,000
	Total Food Products	4,639,631
Gas Utilities — 0.5%
5,625,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	5,498,438
Health Care Providers & Services — 4.0%
4,425,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,823,250
4,885,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,970,487
	HCA Inc.:
3,880,000	Debentures, 7.500% due 11/15/95	2,979,351
2,100,000	Notes, 6.375% due 1/15/15	1,790,250
7,210,000	Senior Notes, 6.500% due 2/15/16	6,110,475
	Senior Secured Notes:
3,065,000	9.250% due 11/15/16 (e)	3,264,225
2,510,000	9.625% due 11/15/16 (e)	2,701,388
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,926,000
	Tenet Healthcare Corp., Senior Notes:
6,000,000	7.375% due 2/1/13	5,580,000
4,560,000	9.875% due 7/1/14	4,645,500
1,500,000	6.875% due 11/15/31	1,181,250
4,550,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	4,675,125
	Total Health Care Providers & Services	47,647,301
Hotels, Restaurants & Leisure — 6.3%
	Boyd Gaming Corp., Senior Subordinated Notes:
600,000	7.750% due 12/15/12	620,250
1,000,000	6.750% due 4/15/14	985,000
2,535,000	Buffets Inc., 12.500% due 11/1/14 (d)	2,630,062
	Caesars Entertainment Inc., Senior Subordinated Notes:
700,000	9.375% due 2/15/07	700,875
4,500,000	8.875% due 9/15/08	4,719,375
3,000,000	8.125% due 5/15/11	3,191,250
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,820,375
1,150,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (e)	1,173,000
4,725,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	5,049,844
1,475,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,607,750
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,015,125
4,070,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,456,650

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face
Amount†	Security	Value
Hotels, Restaurants & Leisure — 6.3% (continued)
$4,800,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	$4,764,000
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,763,375
	MGM MIRAGE Inc.:
	Senior Notes:
355,000	8.500% due 9/15/10	382,513
955,000	6.750% due 9/1/12	952,612
3,485,000	7.625% due 1/15/17	3,524,206
	Senior Subordinated Notes:
2,760,000	9.750% due 6/1/07	2,804,850
455,000	8.375% due 2/1/11	480,594
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
1,100,000	7.125% due 8/15/14	1,130,250
2,475,000	6.875% due 2/15/15	2,490,469
620,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	600,625
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,835,125
3,930,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (e)	4,332,825
415,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	445,088
	Sbarro Inc., Senior Notes:
2,825,000	11.000% due 9/15/09	2,890,907
465,000	10.375% due 2/1/15 (e)	476,625
	Snoqualmie Entertainment Authority:
840,000	Notes, 9.125% due 2/1/15 (e)	854,700
885,000	Senior Notes, 9.150% due 2/1/14 (e)(f)	894,956
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	38,050
3,885,000	7.750% due 8/15/16	3,982,125
	Senior Subordinated Notes:
80,000	6.875% due 3/1/16	73,600
1,355,000	6.625% due 3/15/18	1,189,012
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% due 12/1/14	995,000
	Total Hotels, Restaurants & Leisure	73,871,063
Household Durables — 1.9%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	320,075
	Beazer Homes USA Inc., Senior Notes:
295,000	6.875% due 7/15/15	285,413
1,920,000	8.125% due 6/15/16	2,006,400
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(b)(c)*	0
	K Hovnanian Enterprises Inc., Senior Notes:
2,605,000	7.500% due 5/15/16	2,618,025
4,480,000	8.625% due 1/15/17	4,748,800
2,590,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,687,125
5,765,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.952% due 9/1/12	5,102,025
4,150,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,378,250
	Total Household Durables	22,146,113
Household Products — 0.3%
	Nutro Products Inc.:
435,000	Senior Notes, 9.400% due 10/15/13 (e)(f)	451,313
1,530,000	Senior Subordinated Notes, 10.750% due 4/15/14 (e)	1,683,000
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,993,950
	Total Household Products	4,128,263

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face
Amount†	Security	Value
Independent Power Producers & Energy Traders — 4.0%
$2,710,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	$2,711,469
	AES Corp.:
	Senior Notes:
1,325,000	9.500% due 6/1/09	1,411,125
1,900,000	9.375% due 9/15/10	2,061,500
250,000	8.875% due 2/15/11	268,750
4,225,000	7.750% due 3/1/14	4,467,937
730,000	Senior Secured Notes, 9.000% due 5/15/15 (e)	784,750
2,500,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (c)(f)	2,662,500
8,350,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26 (d)	8,141,250
	Edison Mission Energy, Senior Notes:
4,575,000	7.730% due 6/15/09	4,735,125
445,000	7.500% due 6/15/13	463,913
2,600,000	7.750% due 6/15/16	2,762,500
4,235,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,340,875
	NRG Energy Inc., Senior Notes:
1,675,000	7.250% due 2/1/14 (d)	1,683,375
8,770,000	7.375% due 2/1/16 (d)	8,802,887
1,800,000	7.375% due 1/15/17 (d)	1,804,500
	Total Independent Power Producers & Energy Traders	47,102,456
Industrial Conglomerates — 0.1%
680,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	741,200
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (a)(b)(c)*	0
940,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,001,100
	Total Industrial Conglomerates	1,742,300
Insurance — 0.5%
6,005,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	6,515,425
Internet & Catalog Retail — 0.3%
1,160,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12 (d)	1,180,300
2,218,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	2,234,635
	Total Internet & Catalog Retail	3,414,935
IT Services — 0.6%
	SunGard Data Systems Inc.:
2,900,000	Senior Notes, 9.125% due 8/15/13	3,066,750
3,230,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,488,400
	Total IT Services	6,555,150
Leisure Equipment & Products — 0.2%
2,810,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	2,781,900
Machinery — 0.6%
1,850,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	1,905,500
641,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12 (d)	695,485
4,814,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 14.392% due 4/15/14 (d)	4,404,810
	Total Machinery	7,005,795
Media — 10.3%
	Affinion Group Inc.:
4,465,000	Senior Notes, 10.125% due 10/15/13	4,822,200
2,025,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,187,000
	AMC Entertainment Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face
Amount†	Security	Value
Media — 10.3% (continued)
$20,000	Senior Notes, Series B, 8.625% due 8/15/12	$21,125
6,905,000	Senior Subordinated Notes, 11.000% due 2/1/16	7,837,175
	CCH I Holdings LLC, Senior Notes:
2,100,000	13.500% due 1/15/14 (d)	2,089,500
156,000	11.000% due 10/1/15	161,460
3,000,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, Step bond to yield 17.441% due 1/15/15 (d)	2,887,500
5,040,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (d)	5,229,000
	CCH II LLC/CCH II Capital Corp., Senior Notes:
4,390,000	10.250% due 9/15/10 (d)	4,582,062
3,032,000	10.250% due 10/1/13 (d)	3,259,400
1,395,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,346,175
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
325,000	9.920% due 4/1/11	310,375
1,325,000	11.750% due 5/15/11	1,291,875
925,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (e)	966,625
1,375,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	1,430,000
3,270,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (e)	3,368,100
	CSC Holdings Inc.:
4,210,000	Senior Debentures, Series B, 8.125% due 8/15/09 (d)	4,383,663
	Senior Notes, Series B:
280,000	8.125% due 7/15/09	291,550
3,400,000	7.625% due 4/1/11	3,519,000
813,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	896,333
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	3,056,875
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,560,820
4,441,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	4,668,601
	EchoStar DBS Corp., Senior Notes:
4,410,000	7.000% due 10/1/13	4,437,562
8,010,000	7.125% due 2/1/16	8,080,087
1,950,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	1,677,000
930,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (e)(f)	971,850
4,200,000	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	4,709,250
2,760,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,732,400
3,520,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	3,792,800
2,615,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,680,375
1,255,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,280,100
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,000,000	Series A-1, 6.875% due 1/15/13	962,500
2,200,000	Series A-2, 6.875% due 1/15/13	2,117,500
5,200,000	Senior Notes, Series A-3, 8.875% due 1/15/16	5,473,000
900,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	983,250
3,475,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	3,622,688
4,885,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (e)	5,226,950
	Rogers Cable Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†		Security	Value
Media — 10.3% (continued)
$1,455,000		Secured Notes, 5.500% due 3/15/14	$1,398,675
		Senior Secured Second Priority Notes:
1,340,000		6.250% due 6/15/13	1,348,375
760,000		6.750% due 3/15/15	784,175
4,117,000		Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,250,803
750,000		Videotron Ltee., Senior Notes, 6.375% due 12/15/15	731,250
		XM Satellite Radio Inc., Senior Notes:
860,000		9.871% due 5/1/13 (f)	844,950
2,180,000		9.750% due 5/1/14	2,201,800
		Total Media	121,473,754
Metals & Mining — 1.7%
275,000		Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	308,000
2,810,000		Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (e)(f)	2,760,825
5,685,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	6,303,244
1,305,000		RathGibson Inc., Senior Notes, 11.250% due 2/15/14	1,389,825
5,000,000		Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (a)(b)(c)*	0
1,950,000		Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (e)	2,008,500
		Vale Overseas Ltd., Notes:
383,000		6.250% due 1/23/17	384,677
1,284,000		8.250% due 1/17/34	1,530,714
5,826,000		6.875% due 11/21/36	5,944,041
		Total Metals & Mining	20,629,826
Multiline Retail — 0.7%
		Neiman Marcus Group Inc.:
1,760,000		Senior Notes, 9.000% due 10/15/15 (d)	1,936,000
4,455,000		Senior Subordinated Notes, 10.375% due 10/15/15 (d)	5,000,737
1,543,000		Saks Inc., Notes, 9.875% due 10/1/11	1,730,089
		Total Multiline Retail	8,666,826
Oil, Gas & Consumable Fuels — 9.8%
5,145,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,273,625
		Chesapeake Energy Corp., Senior Notes:
5,675,000		6.625% due 1/15/16	5,547,312
3,725,000		6.500% due 8/15/17	3,576,000
925,000		6.250% due 1/15/18	875,281
5,127,000		Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	5,389,759
1,005,000		Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,012,538
		El Paso Corp.:
		Medium-Term Notes:
5,025,000		7.800% due 8/1/31	5,389,312
7,525,000		7.750% due 1/15/32	8,070,562
5,200,000		Notes, 7.875% due 6/15/12	5,525,000
2,250,000		Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (f)	2,462,027
4,610,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,702,200
		Gazprom:
		Bonds:
104,590,000	RUB	Series A7, 6.790% due 10/29/09	3,949,882
34,860,000	RUB	Series A8, 7.000% due 10/27/11	1,313,214
5,290,000		Loan Participation Notes, 6.212% due 11/22/16 (e)	5,231,810
50,960,000	RUB	OAO, Series A6, 6.950% due 8/6/09	1,930,273
2,325,000		Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	2,412,188

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 9.8% (continued)
$3,705,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	$3,667,950
1,465,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	1,428,375
995,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	1,042,263
490,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	499,800
1,905,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (e)	2,000,250
	Pemex Project Funding Master Trust:
1,846,000	6.125% due 8/15/08	1,857,076
250,000	7.375% due 12/15/14	271,250
1,298,000	Senior Notes, 5.970% due 12/3/12 (e)(f)	1,310,007
3,015,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	3,135,600
	Petrozuata Finance Inc.:
4,544,000	8.220% due 4/1/17 (e)	4,289,149
	Pogo Producing Co., Senior Subordinated Notes:
1,130,000	7.875% due 5/1/13	1,144,125
2,000,000	Series B, 8.250% due 4/15/11	2,042,500
5,665,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e)	5,707,487
160,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	157,600
3,715,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	3,649,987
1,000,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,055,000
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000	7.250% due 5/1/12	2,543,625
1,975,000	7.000% due 2/1/14	1,955,250
	Williams Cos. Inc.:
90,000	Debentures, Series A, 7.500% due 1/15/31	94,050
	Notes:
3,650,000	7.875% due 9/1/21	3,942,000
6,225,000	8.750% due 3/15/32	7,112,062
3,700,000	Senior Notes, 7.625% due 7/15/19	3,968,250
	Total Oil, Gas & Consumable Fuels	115,534,639
Paper & Forest Products — 1.4%
	Appleton Papers Inc.:
395,000	Senior Notes, 8.125% due 6/15/11	408,825
4,685,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,895,825
	NewPage Corp.:
	Senior Secured Notes:
1,110,000	10.000% due 5/1/12 (d)	1,215,450
4,290,000	11.621% due 5/1/12 (d)(f)	4,719,000
2,520,000	Senior Subordinated Notes, 12.000% due 5/1/13 (d)	2,759,400
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,015,000
	Verso Paper Holdings LLC:
15,000	Senior Secured Notes, 9.125% due 8/1/14 (e)	15,825
1,500,000	Senior Subordinated Notes, 11.375% due 8/1/16 (e)	1,597,500
	Total Paper & Forest Products	16,626,825
Pharmaceuticals — 0.5%
4,020,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	4,200,900
1,915,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	1,847,975
	Total Pharmaceuticals	6,048,875
Real Estate Investment Trusts (REITs) — 1.1%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	134,225
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,550,000
3,400,000	Series O, 6.375% due 3/15/15	3,336,250

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Real Estate Investment Trusts (REITs) — 1.1% (continued)
$2,275,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	$2,246,563
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,070,000	7.125% due 6/1/15	1,110,125
665,000	6.500% due 6/1/16	668,325
2,615,000	6.750% due 4/1/17	2,667,300
	Total Real Estate Investment Trusts (REITs)	12,712,788
Real Estate Management & Development — 0.1%
1,375,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,326,875
Road & Rail — 1.6%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
4,850,000	9.375% due 5/1/12	5,201,625
160,000	12.500% due 6/15/12	173,600
	Hertz Corp.:
3,930,000	8.875% due 1/1/14	4,195,275
7,165,000	10.500% due 1/1/16	8,096,450
910,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (e)	914,550
840,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	855,750
	Total Road & Rail	19,437,250
Semiconductors & Semiconductor Equipment — 0.4%
5,035,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (e)	5,035,000
Software — 0.5%
2,695,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (e)	2,627,625
2,951,792	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (e)(f)(g)	3,025,587
	Total Software	5,653,212
Specialty Retail — 0.6%
	AutoNation Inc., Senior Notes:
745,000	7.360% due 4/15/13 (f)	754,313
830,000	7.000% due 4/15/14	838,300
2,525,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	2,531,312
1,995,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,221,931
1,370,000	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (f)	1,335,750
	Total Specialty Retail	7,681,606
Textiles, Apparel & Luxury Goods — 0.8%
6,785,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	7,361,725
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	2,433,750
	Total Textiles, Apparel & Luxury Goods	9,795,475
Tobacco — 0.2%
1,970,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	2,137,450
Trading Companies & Distributors — 1.0%
2,165,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (e)	2,327,375
2,755,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,927,187
3,790,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (e)	4,159,525
	TransDigm Inc., Senior Subordinated Notes:
1,810,000	7.750% due 7/15/14 (e)	1,831,293
775,000	7.750% due 7/15/14	794,375
	Total Trading Companies & Distributors	12,039,755

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†	Security		Value
Wireless Telecommunication Services — 2.5%
$1,825,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12		$1,895,719
4,180,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15		4,287,949
440,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12		465,300
1,040,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12		1,099,800
	Rural Cellular Corp.:
1,090,000	Secured Notes, 8.250% due 3/15/12		1,141,775
2,590,000	Senior Notes, 9.875% due 2/1/10		2,758,350
11,050,000	True Move Co., Ltd., 10.750% due 12/16/13 (e)		10,939,500
3,900,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11		4,193,073
2,220,000	UBS Luxembourg SA, Notes, 8.250% due 5/23/16		2,345,763
	Total Wireless Telecommunication Services		29,127,229
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $968,900,913)		993,352,097
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,975,400	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(b)(c)*
	(Cost - $2,052,466)		0
CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
1,110,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36
	(Cost - $1,110,000)		1,265,400
MORTGAGE-BACKED SECURITY — 5.2%
FNMA — 5.2%
63,900,000	Federal National Mortgage Association (FNMA), 5.000% due 2/12/37 (h)
	(Cost - $61,084,406)		61,324,063
SOVEREIGN BONDS — 6.9%
Argentina — 0.6%
	Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (c)	582,355
300,000	EUR	9.000% due 6/20/03 (c)	128,690
250,000	EUR	10.250% due 1/26/07 (c)	111,304
275,000	EUR	8.000% due 2/26/08 (c)	120,200
664,500		5.590% due 8/3/12 (f)	631,616
6,634,286	ARS	Bonds, 2.000% due 1/3/10 (f)	4,511,496
97,000	EUR	GDP Linked Securities, 0.000% due 12/15/35 (f)	16,833
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (a)(c)	507,855
600,000	EUR	8.125% due 10/4/04 (c)	249,581
525,000	EUR	9.000% due 5/24/05 (c)(e)	226,061
	Total Argentina		7,085,991
Brazil — 1.5%
	Federative Republic of Brazil:
8,894,000	11.000% due 8/17/40 (d)		11,702,280
	Collective Action Securities:
2,005,000	8.750% due 2/4/25 (d)		2,469,659
3,449,000	Notes, 8.000% due 1/15/15 (d)		3,811,145
	Total Brazil		17,983,084

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Colombia — 0.4%
	Republic of Colombia:
$51,000	10.375% due 1/28/33	$72,203
4,615,000	7.375% due 9/18/37	4,901,130
	Total Colombia	4,973,333
Ecuador — 0.1%
2,100,000	Republic of Ecuador, 10.000% due 8/15/30 (e)	1,648,500
El Salvador — 0.2%
	Republic of El Salvador:
1,300,000	7.750% due 1/24/23 (e)	1,488,500
270,000	8.250% due 4/10/32 (e)	322,650
	Total El Salvador	1,811,150
Indonesia — 0.1%
400,000	Republic of Indonesia, 8.500% due 10/12/35 (e)	490,000
Mexico — 1.2%
	United Mexican States:
50,000	11.375% due 9/15/16	71,000
	Medium-Term Notes:
1,579,000	6.750% due 9/27/34	1,678,477
	Series A:
1,944,000	5.875% due 1/15/14	1,971,216
8,795,000	8.000% due 9/24/22	10,575,987
	Total Mexico	14,296,680
Panama — 0.2%
	Republic of Panama:
1,285,000	9.625% due 2/8/11	1,461,688
350,000	7.250% due 3/15/15	376,250
	Total Panama	1,837,938
Peru — 0.4%
	Republic of Peru:
708,000	8.750% due 11/21/33	910,134
168,000	FLIRB, 5.000% due 3/7/17 (e)(f)	167,622
198,000	Global Bonds, 7.350% due 7/21/25	218,097
	PDI:
3,085,600	5.000% due 3/7/17 (f)	3,076,343
256,120	5.000% due 3/7/17 (e)(f)	255,864
	Total Peru	4,628,060
Philippines — 0.2%
1,975,000	Republic of the Philippines, 9.500% due 2/2/30	2,613,123
Russia — 0.4%
	Russian Federation:
330,561	8.250% due 3/31/10 (e)	344,196
244,000	12.750% due 6/24/28 (e)	436,760
3,372,000	5.000% due 3/31/30 (e)	3,753,458
	Total Russia	4,534,414
South Africa — 0.1%
	Republic of South Africa:
575,000	9.125% due 5/19/09	618,700
725,000	6.500% due 6/2/14	760,344
	Total South Africa	1,379,044

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face
Amount†	Security	Value
Turkey — 0.6%
	Republic of Turkey:
$2,106,000	11.500% due 1/23/12	$2,569,317
315,000	11.000% due 1/14/13	385,402
490,000	7.000% due 6/5/20	491,225
335,000	11.875% due 1/15/30	511,713
594,000	Bonds, 7.000% due 9/26/16	602,019
1,464,000	Collective Action Securities, Notes, 9.500% due 1/15/14	1,701,900
587,000	Notes, 6.875% due 3/17/36	556,916
	Total Turkey	6,818,492
Uruguay — 0.1%
1,026,307	Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,104,306

Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
10,246,000	5.750% due 2/26/16	9,387,897
241,000	7.650% due 4/21/25	251,544
183,000	Collective Action Securities, Notes, 10.750% due 9/19/13	220,058
	Total Venezuela	9,859,499
	TOTAL SOVEREIGN BONDS
	(Cost — $77,351,271)	81,063,614
LOAN PARTICIPATION — 0.1%
United States — 0.1%
1,500,000	Verso Paper Holdings Term Loan, 1.000% due 2/1/12
	(Cost - $1,500,000)	1,503,750
Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938	Home Interiors & Gifts Inc. (a)(b)(c)*	106,859
52,472	Mattress Discounters Corp. (a)(b)*	0
	TOTAL CONSUMER DISCRETIONARY	106,859
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,784	Imperial Sugar Co.	117,872
	TOTAL COMMON STOCKS
	(Cost — $7,846,354)	224,731
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.4%
Automobiles — 0.1%
65,000	Ford Motor Co., 7.400%	1,180,400
1,800	Ford Motor Co., 8.000%	35,100
1,800	Ford Motor Co., Series F, 7.550%	32,670
	Total Automobiles	1,248,170
Media — 0.3%
387	ION Media Networks Inc., 13.250% (g)	2,941,200
	TOTAL CONSUMER DISCRETIONARY	4,189,370
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
12,100	Preferred Plus, Series FRD-1, 7.400%	220,220
8,200	Preferred Plus, Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	168,920

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Shares	Security	Value
Diversified Financial Services — 0.1% (continued)
44,100	Saturns, Series F 2003-5, 8.125%	$863,478
17,552	TCR Holdings Corp., Class B Shares (a)(b)*	17
9,654	TCR Holdings Corp., Class C Shares (a)(b)*	10
25,451	TCR Holdings Corp., Class D Shares (a)(b)*	25
52,657	TCR Holdings Corp., Class E Shares (a)(b)*	53
	TOTAL FINANCIALS	1,252,723
	TOTAL PREFERRED STOCKS
	(Cost — $5,156,455)	5,442,093
CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
5,355	Chesapeake Energy Corp., Convertible, 6.250%
	(Cost - $1,345,637)	1,365,525
ESCROWED SHARES — 0.0%
8,800,000	Breed Technologies Inc. (a)(b)(c)*	0
2,025,000	Pillowtex Corp. (a)(b)(c)*	0
2,648,056	Vlasic Foods International Inc. (a)(b)(c)*	52,961
	TOTAL ESCROWED SHARES
	(Cost — $0)	52,961

Warrants
WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	629,000
3,500	Brown Jordan International Inc., Expires 8/15/07(a)(e)*	35
30,928,049	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(a)(c)*	93
2,750	Leap Wireless International Inc., Expires 4/15/10(a)(b)(e)*	0
3,500	Mattress Discounters Co., Expires 7/15/07(a)(b)(e)*	0
13,614	Pillowtex Corp., Expires 11/24/09(a)(b)*	0
5,000	UbiquiTel Inc., Expires 4/15/10(a)(b)(e)*	50
	TOTAL WARRANTS
	(Cost — $538,361)	629,178
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,126,885,863)	1,146,223,412

Face
Amount†
SHORT-TERM INVESTMENTS — 2.8%
Certificate of Deposit (Yankee) — 0.1%
$1,800,000	UBS AG Jersey Branch, Medium-Term Notes, 7.684% due 4/12/07
	(Cost - $1,806,480)		1,806,480
Sovereign Bonds — 1.2%
	Egypt Treasury Bills:
5,500,000	EGP	Zero coupon bond to yield 9.724% due 4/17/07	946,706
47,100,000	EGP	Zero coupon bond to yield 9.643% due 10/30/07	7,721,724
33,275,000	EGP	Zero coupon bond to yield 9.307% due 11/6/07	5,447,911
	Total Sovereign Bonds
	(Cost — $14,039,486)		14,116,341
Repurchase Agreement — 1.5%
17,200,000

Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity - $17,202,504; (Fully collateralized by various U.S. government agency obligations, 4.250% to 5.500% due 5/16/08 to 1/23/12; Market value - $17,548,789)

	(Cost - $17,200,000) (d)		17,200,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

TOTAL SHORT-TERM INVESTMENTS
(Cost — $33,045,966)	$33,122,821
TOTAL INVESTMENTS — 100.0% (Cost — $1,159,931,829#)	$1,179,346,233

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(c)	Security is currently in default.
(d)	All or a portion of this security is segregated for extended settlements, reverse repurchase agreements and TBA’s.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
EGP - Egyptian Pound
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
MXN - Mexican Peso
PDI - Past Due Interest
RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,916,499
Gross unrealized depreciation	(28,502,095)
Net unrealized appreciation	$19,414,404

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$63,634,084	5.185%	$90,229,562

Interest rates on reverse repurchase agreements ranged from 1.00% to 5.400% during the period ended January 31, 2007.

At January 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

FACE
AMOUNT	SECURITY	VALUE
$1,565,602	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/21/06 bearing 5.350% to be repurchased at $1,582,586 on 2/2/07, collateralized by: $1,464,000 Republic of Turkey, 9.500% due 1/15/14; Market value (including accrued interest) - $1,708,431.	$1,565,602

2,380,201	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/21/06 bearing 5.350% to be repurchased at $2,407,438 on 2/6/07, collateralized by: $2,106,000 Republic of Turkey, 11.500% due 1/23/12; Market value (including accrued interest) - $2,575,339.	2,380,201

4,706,513	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/22/07 bearing 5.250% to be repurchased at $4,714,063 on 2/02/07, collateralized by: $5,290,000 Gazprom, 6.212% due 11/22/16; Market value (including accrued interest) - $5,296,266.	4,706,513

Notes to Schedule of Investments (unaudited) (continued)

$1,026,990	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/9/07 bearing 5.350% to be repurchased at $1,031,111 on 2/5/07, collateralized by: $900,000 Republic of Venezuela, 10.750% due 9/19/13; Market value (including accrued interest) - $1,146,253	$1,026,990

3,740,054	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/18/07 bearing 1.50% to be repurchased at $3,742,859 on 2/5/07, collateralized by: $3,169,000 Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) - $4,171,856.	3,740,054

2,439,325	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/9/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $2,650,000 Russian Agricultural bank, 7.175% due 5/16/13; Market value (including accrued interest) - $2,805,719.	2,439,325

1,699,243	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/9/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,846,000 Pemex Project Funding Master Trust, 6.125% due 8/15/08; Market value (including accrued interest) - $1,909,308.	1,699,243

2,347,287	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/9/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,975,000 Republic of the Philippines, 10.625% due 3/16/25; Market value (including accrued interest) - $2,706,425.	2,347,287

9,695,608	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/22/06 bearing 5.300% to be repurchased at $9,792,672 on 1/29/07, collateralized by: $8,795,000 United Mexican States, Medium-Term Notes, 8.000% due 9/24/22; Market value (including accrued interest) - $10,828,662	9,695,608

4,888,779	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/24/06 bearing 5.300% to be repurchased at $4,941,320 on 2/5/07, collateralized by: $5,145,000 Republic of Colombia, 7.375% due 9/18/37; Market value (including accrued interest) - $5,027,750.	4,888,779

936,915	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/21/06 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $1,050,000 Petrozuata Finance Inc, 8.220% due 4/1/17; Market value (including accrued interest) - $1,018,737.	936,915

860,297	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/21/06 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $965,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $981,960.	860,297

4,703,530	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/30/06 bearing 5.400% to be repurchased at an amount and date to be determined, collateralized by: $4,850,000 Grupo Transportacion Ferroviaria Mexicana SA de CV, 9.375% due 5/1/12; Market value (including accrued interest) - $5,317,181.	4,703,530

1,323,416	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/30/06 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $1,360,000 TNK–BP Finance SA, 7.500% due 7/18/16; Market value (including accrued interest) - $1,427,457.	1,323,416

Notes to Schedule of Investments (unaudited) (continued)

$2,778,664	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/30/06 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $4,060,000 Republic of Peru, 5.000% due 8/7/17; Market value (including accrued interest) - $3,138,993.	$2,778,664

1,372,410	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 12/4/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,300,000 Republic of EL Salvador, 7.750% due 1/24/23; Market value (including accrued interest)	$1,372,410

1,358,334	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 12/14/06 bearing 5.350% to be repurchased at $1,369,033 on 2/5/07, collateralized by: $1,020,000 United Mexican States, 11.375% due 9/15/16; Market value (including accrued interest) - $1,531,920.	1,358,334

1,297,331	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 12/14/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,295,000 Enersis SA, 7.375% due 1/15/14; Market value (including accrued interest) - $1,410,765.	1,297,331

2,305,149	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/8/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $2,005,000 Federative Republic of Brazil, 8.750% due 2/4/25; Market value (including accrued interest) - $2,555,947.	2,305,149

790,778	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/24/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $668,000 Republic of Peru, 8.750% due 11/21/33; Market value (including accrued interest) - $870,339.	790,778

2,863,757	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/25/07 bearing 5.350% to be repurchased at $2,875,248 on 2/21/07, collateralized by: $2,795,000 Russian Federation, 5.000% due 3/31/30; Market value (including accrued interest) - $3,158,792.	2,863,757

15,409,746	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.250% to be repurchased at $15,420,982 on 2/5/07, collateralized by: $12,564,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) - $17,342,719.	15,409,746

3,424,857	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.300% to be repurchased at an amount and date to be determined, collateralized by: $3,449,000 Federative Republic of Brazil, 8.000% due 1/15/15; Market value (including accrued interest) - $3,824,103.	3,424,857

2,644,827	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.250% to be repurchased at $2,647,141 on 2/06/07, collateralized by: $2,894,000 United Mexican States, 8.875% due 1/15/14; Market value (including accrued interest) - $2,942,479.	2,644,827

Notes to Schedule of Investments (unaudited) (continued)

$1,362,375	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $2,100,000 Republic Of Ecuador, 10.000% due 8/15/30; Market value (including accrued interest) - $1,745,511.	$1,362,375

8,525,697	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $10,246,000 Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) - $9,642,333.	8,525,697

	Total Reverse Repurchase Agreements
	(Proceeds - $86,447,685)	$86,447,685

3. Loan

At January 31, 2007, the Fund had a $125,000,000 loan outstanding pursuant to a revolving credit and security agreement among the Fund, CIESCO, LLC and Citibank, N.A.. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2007